Property and Equipment	12 Months Ended
Dec. 31, 2014
Property And Equipment
Property and Equipment

Note 5 - Property and Equipment

A summary of property and equipment is as follows:

	December 31,
	2014	2013

Land	$1,271	$1,071
Land improvements	195	182
Buildings	7,058	6,237
Equipment	3,959	3,523

Total property and equipment	12,483	11,013

Accumulated depreciation	6,147	5,810

Net property and equipment	$6,336	$5,203

Depreciation expense was $337 and $283 for the periods ended December 31, 2014 and 2013, respectively.